Taxation - Cyprus IP box regime (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2016	Dec. 31, 2021	Dec. 31, 2012
Taxation
Percentage of deemed deduction	80.00%			80.00%
Period for amortization provisions	5 years			5 years
Maximum effective tax rate on eligible IP income.	2.50%	2.50%
Percentage of tax loss set off limit			20.00%
Period for tax loss carry forward			5 years